LIBERTY ASSET ALLOCATION FUND

    Supplement to Prospectuses for Class A, B and C Shares and Class Z Shares
                             dated November 18, 2002

The following changes are being made to the Prospectuses, effective December 16, 2002:

1. The section THE FUND; PRINCIPAL INVESTMENT STRATEGIES is revised in its entirety as follows:

The advisor allocates the Fund's assets among various classes of equity and debt securities, including: large cap growth stocks; large cap value stocks; mid cap growth stocks; mid cap value stocks; small cap growth stocks; small cap value stocks; real estate investment trusts (REITs); foreign stocks; investment grade bonds; and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iSharesSM. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System. iShares, which are traded on the American Stock Exchange (AMEX), are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio, and may invest up to 10% of its net assets in REITs.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may maintain cash positions for liquidity purposes, temporary defensive purposes, or to implement the Fund's active allocation strategy.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

2. The section THE FUND; PRINCIPAL INVESTMENT RISKS is amended by adding the following:

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Because it invests in REITs, the Fund is subject to certain risks. REITs are entities which either own properties or make construction or mortgage loans. REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

3. The section MANAGING THE FUND; PORTFOLIO MANAGER is renamed MANAGING THE FUND; PORTFOLIO MANAGERS and is revised in its entirety as follows:

Harvey Hirschhorn, CFA, a Senior Vice President of Fleet, is the lead portfolio manager of the Fund. He is also an Executive Vice President of Stein Roe & Farnham Incorporated (Stein Roe) where he has been employed since 1973 and is Head of Active Asset Allocation and Strategy. Mr. Hirschhorn received an M.B.A. degree from the University of Chicago and is a chartered financial analyst. Mr. Hirschhorn is responsible for allocating the Fund's assets among the various asset classes, while investment decisions for the portion of the Fund allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

                  Large cap growth stocks            Alexander S. Macmillan
                  Large cap value stocks             Scott Schermerhorn
                  Mid cap growth stocks              Richard J. Johnson
                  Mid cap value stocks               Daniel K. Cantor
                  Small cap growth stocks            William M. Garrison
                  Small cap value stocks             Stephen D. Barbaro
                  Real estate investment trusts      David W. Jellison
                  Foreign stocks                     James M. McAlear
                  Investment grade bonds             Michael T. Kennedy
                  Non-investment grade bonds         Jeffrey L. Rippey

Alexander S. Macmillan, CFA, Vice President of Fleet, manages the portion of the Fund's assets allocated to the large cap growth stocks category. He also is a Senior Vice President of Columbia Management Co. (Columbia), an affiliate of Fleet, which he joined in 1989. Mr. Macmillan received an M.B.A. degree from the Amos Tuck School of Dartmouth College.

Scott Schermerhorn, Vice President of Fleet, manages the portion of the Fund's assets allocated to the large cap value stocks category. He is also a Senior Vice President of Colonial Management Associates, Inc. (Colonial), an affiliate of Fleet, and has managed various other funds at Colonial since October 1998. Prior thereto, he was head of the value team at Federated Investors from May 1996 to October 1998. Mr. Schermerhorn received an M.B.A. degree from Seton Hall University.

Richard J. Johnson, CFA, Vice President of Fleet, manages the portion of the Fund's assets allocated to the mid cap growth stocks category. He is also Chief Investment Officer at Columbia. Mr. Johnson received an M.B.A. degree from the Anderson School of Management at UCLA.

Daniel K. Cantor, CFA, Vice President of Fleet, manages the portion of the Fund's assets allocated to the mid cap value stocks category. He is also a Senior Vice President of Colonial and Stein Roe, both affiliates of Fleet. Mr. Cantor joined Stein Roe in 1985 and received an M.B.A. degree from The Wharton School of the University of Pennsylvania.

William M. Garrison, Vice President of Fleet, manages the portion of the Fund's assets allocated to the small cap growth stocks category. He is also a Senior Vice President of Stein Roe, where he has been employed since 1989 and has managed various investment portfolios since 1998. Mr. Garrison received an M.B.A. degree from the University of Chicago.

Stephen D. Barbaro, CFA, Senior Vice President of Fleet, manages the portion of the Fund's assets allocated to the small cap value stocks category. He has been associated with the advisor and its predecessors since 1976. Mr. Barbaro received an M.B.A. degree from Columbia University.

David W. Jellison, CFA, Senior Vice President of Fleet, manages the portion of the Fund's assets allocated to the REITs category. He is also a Vice President of Columbia, which he joined in 1992. Mr. Jellison received an M.M. degree from the J.L. Kellogg Graduate School of Management at Northwestern University.

James M. McAlear, Vice President of Fleet, manages the portion of the Fund's assets allocated to the foreign stocks category. He has been associated with the advisor and its affiliates since 1992 and specializes in international portfolio management and research. Mr. McAlear received an M.A. degree from Michigan State University and has over 30 years of investment experience.

Michael T. Kennedy, Vice President of Fleet, manages the portion of the Fund's assets allocated to the investment grade bonds category. He is also a Senior Vice President of Stein Roe, where he has been employed since 1987 and has managed various investment portfolios. A chartered financial analyst and a chartered investment counselor, Mr. Kennedy received an M.M. degree from Northwestern University.

Jeffrey L. Rippey, CFA, Vice President of Fleet, manages the portion of the Fund's assets allocated to the non-investment grade bonds category. He is also a Senior Vice President of Columbia, which he joined in 1981. Mr. Rippey received a B.A. degree from Pacific Lutheran University.


704-36/229M-1202                                            December 12, 2002

                          LIBERTY ASSET ALLOCATION FUND

                 Supplement to Prospectus for Class T & G Shares
                             dated November 18, 2002

The following changes are being made to the Prospectus, effective December 16, 2002:

1. The section THE FUND; PRINCIPAL INVESTMENT STRATEGIES is revised in its entirety as follows:

The advisor allocates the Fund's assets among various classes of equity and debt securities, including: large cap growth stocks; large cap value stocks; mid cap growth stocks; mid cap value stocks; small cap growth stocks; small cap value stocks; real estate investment trusts (REITs); foreign stocks; investment grade bonds; and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iSharesSM. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System. iShares, which are traded on the American Stock Exchange (AMEX), are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio, and may invest up to 10% of its net assets in REITs.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may maintain cash positions for liquidity purposes, temporary defensive purposes, or to implement the Fund's active allocation strategy.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

2. The section THE FUND; PRINCIPAL INVESTMENT RISKS is amended by adding the following:

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Because it invests in REITs, the Fund is subject to certain risks. REITs are entities which either own properties or make construction or mortgage loans. REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

3. The section MANAGING THE FUND; PORTFOLIO MANAGER is renamed MANAGING THE FUND; PORTFOLIO MANAGERS and is revised in its entirety as follows:

Harvey Hirschhorn, CFA, a Senior Vice President of Fleet, is the lead portfolio manager of the Fund. He is also an Executive Vice President of Stein Roe & Farnham Incorporated (Stein Roe) where he has been employed since 1973 and is Head of Active Asset Allocation and Strategy. Mr. Hirschhorn received an M.B.A. degree from the University of Chicago and is a chartered financial analyst. Mr. Hirschhorn is responsible for allocating the Fund's assets among the various asset classes, while investment decisions for the portion of the Fund allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

                  Large cap growth stocks            Alexander S. Macmillan
                  Large cap value stocks             Scott Schermerhorn
                  Mid cap growth stocks              Richard J. Johnson
                  Mid cap value stocks               Daniel K. Cantor
                  Small cap growth stocks            William M. Garrison
                  Small cap value stocks             Stephen D. Barbaro
                  Real estate investment trusts      David W. Jellison
                  Foreign stocks                     James M. McAlear
                  Investment grade bonds             Michael T. Kennedy
                  Non-investment grade bonds         Jeffrey L. Rippey

Alexander S. Macmillan, CFA, Vice President of Fleet, manages the portion of the Fund's assets allocated to the large cap growth stocks category. He also is a Senior Vice President of Columbia Management Co. (Columbia), an affiliate of Fleet, which he joined in 1989. Mr. Macmillan received an M.B.A. degree from the Amos Tuck School of Dartmouth College.

Scott Schermerhorn, Vice President of Fleet, manages the portion of the Fund's assets allocated to the large cap value stocks category. He is also a Senior Vice President of Colonial Management Associates, Inc. (Colonial), an affiliate of Fleet, and has managed various other funds at Colonial since October 1998. Prior thereto, he was head of the value team at Federated Investors from May 1996 to October 1998. Mr. Schermerhorn received an M.B.A. degree from Seton Hall University.

Richard J. Johnson, CFA, Vice President of Fleet, manages the portion of the Fund's assets allocated to the mid cap growth stocks category. He is also Chief Investment Officer at Columbia. Mr. Johnson received an M.B.A. degree from the Anderson School of Management at UCLA.

Daniel K. Cantor, CFA, Vice President of Fleet, manages the portion of the Fund's assets allocated to the mid cap value stocks category. He is also a Senior Vice President of Colonial and Stein Roe, both affiliates of Fleet. Mr. Cantor joined Stein Roe in 1985 and received an M.B.A. degree from The Wharton School of the University of Pennsylvania.

William M. Garrison, Vice President of Fleet, manages the portion of the Fund's assets allocated to the small cap growth stocks category. He is also a Senior Vice President of Stein Roe, where he has been employed since 1989 and has managed various investment portfolios since 1998. Mr. Garrison received an M.B.A. degree from the University of Chicago.

Stephen D. Barbaro, CFA, Senior Vice President of Fleet, manages the portion of the Fund's assets allocated to the small cap value stocks category. He has been associated with the advisor and its predecessors since 1976. Mr. Barbaro received an M.B.A. degree from Columbia University.

David W. Jellison, CFA, Senior Vice President of Fleet, manages the portion of the Fund's assets allocated to the REITs category. He is also a Vice President of Columbia, which he joined in 1992. Mr. Jellison received an M.M. degree from the J.L. Kellogg Graduate School of Management at Northwestern University.

James M. McAlear, Vice President of Fleet, manages the portion of the Fund's assets allocated to the foreign stocks category. He has been associated with the advisor and its affiliates since 1992 and specializes in international portfolio management and research. Mr. McAlear received an M.A. degree from Michigan State University and has over 30 years of investment experience.

Michael T. Kennedy, Vice President of Fleet, manages the portion of the Fund's assets allocated to the investment grade bonds category. He is also a Senior Vice President of Stein Roe, where he has been employed since 1987 and has managed various investment portfolios. A chartered financial analyst and a chartered investment counselor, Mr. Kennedy received an M.M. degree from Northwestern University.

Jeffrey L. Rippey, CFA, Vice President of Fleet, manages the portion of the Fund's assets allocated to the non-investment grade bonds category. He is also a Senior Vice President of Columbia, which he joined in 1981. Mr. Rippey received a B.A. degree from Pacific Lutheran University.


704-36/230M-1202                                           December 12, 2002